MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND           Two World Trade Center,
LETTER TO THE SHAREHOLDERS January 31, 1999            New York, New York 10048


DEAR SHAREHOLDER:

During the six-month period ended January 31, 1999, the equity markets continued to take investors on a wild ride. After soaring to a record high of 9338 in July, the Dow plunged nearly 1,800 points by the end of August. Several factors combined to drag down the prices of stocks, including a slowdown in profits growth, the persistent Asian contagion, Russia's debt default and devaluation of the ruble, the worsening White House scandal and the near collapse of a major hedge fund. Fortunately, the steadying influence of the Goldilocks economy -- featuring economic expansion with low inflation -- pulled the market out of its summer slump and propelled it toward new highs in mid-January.

Throughout this period, growth stocks, led by technology and Internet issues, significantly outperformed value stocks. This divergence became even more severe when coupled with the continuing underperformance of small-caps relative to large-caps.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended January 31, 1999, Morgan Stanley Dean Witter Special Value Fund's Class B shares posted a total return of -3.35 percent, compared to returns of 2.40 percent for the Russell 2000 Index and 0.98 percent for the Lipper Small Cap Index. During the same period, the Fund's Class A, C and D shares returned -2.96 percent,
-3.35 percent and -2.87 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.

The Fund's performance was greatly affected by the continuing underperformance of value stocks relative to growth stocks. This has resulted in the Fund underperforming its benchmark indexes, which include many growth stocks. Like many value-oriented funds, the Fund has been underweighted in the areas of technology and health care (e.g., biotechnology), both of which outperformed the overall market. In addition, the Fund has been overweighted in the basic materials and capital goods industries, two sectors that have lagged the broad market

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS January 31, 1999, continued


during its recent recovery. Currently, these sectors are selling at historic lows that in some cases are below liquidating value.


PORTFOLIO STRATEGY

The Fund continues to follow a bottom-up investment strategy that focuses on stock selection rather than sector selection. The Fund's portfolio managers look for companies with attractive valuations. However, beyond merely investing in attractively priced companies, the Fund's portfolio managers seek to identify a catalyst they believe will lead to better market valuations for these companies.

The Fund's exposure to the energy sector -- one of the market's worst-performing sectors -- hurt its overall performance. Although the Fund's energy-related investments have outperformed the overall energy sector, they have underperformed relative to the broader market. Within this sector, the Fund has avoided oil-service stocks because of their high valuations. Instead, it has focused on exploration and production companies with good balance sheets and an ability to increase production economically in a low price environment.

During the market's summer downturn, the Fund added some technology stocks to the portfolio. Etec Systems, DuPont Photomasks and DIIG Inc., which were purchased at bargain-level prices, were up more than 100 percent by the end of January. The Fund's technology holdings, which are more service oriented, represent low risks relative to other technology-related stocks.

Two of the Fund's larger holdings, Paxar and Tetra Technology, also hurt its overall performance during the period. Paxar is a worldwide distributor and manufacturer of product-identification systems for use in the textile and apparel industries, including bar-code systems and printed and woven labels. Tetra Technology is a specialty chemical company with a leading market share in completion fluids used in drilling oil and gas wells, micronutrients used in fertilizers and animal feed and calcium chloride. Tetra also controls one of the world's largest reserves of bromine used in photographic compounds and in the production of natural gas and oil. Although these holdings have not yet performed up to our expectations, we believe that the case for investing in each remains intact.


LOOKING AHEAD

Given their prolonged underperformance relative to large-cap stocks, we believe that small-cap value stocks may currently offer investors an opportunity for long-term growth at attractive valuations.

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
LETTER TO THE SHAREHOLDERS January 31, 1999, continued


Finally, we believe that the Fund's intense fundamental research, resulting in a portfolio of approximately 65 to 70 companies, as well as our strict adherence to our buy/sell valuation criteria, will contribute positively to the Fund's performance over the long term.

We appreciate your ongoing support of Morgan Stanley Dean Witter Special Value Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ C. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited)

 NUMBER OF
   SHARES                                                          VALUE
---------------------------------------------------------------------------
                    COMMON STOCKS (89.2%)
                    Air Freight/Delivery
                      Services (0.8%)
  250,000           Fritz Companies, Inc.* .................   $  2,578,125
                                                               ------------
                    Apparel (3.4%)
  311,700           Burlington Industries, Inc.* ...........      2,065,012
  325,100           Kellwood Co. ...........................      9,021,525
                                                               ------------
                                                                 11,086,537
                                                               ------------
                    Books/Magazines (1.6%)
  128,000           Houghton Mifflin Co. ...................      5,368,000
                                                               ------------
                    Broadcast/Media (3.7%)
1,327,000           Paxar Corp.* ...........................     12,274,750
                                                               ------------
                    Casino/Gambling (0.6%)
  670,000           GameTech International, Inc.* ..........      2,093,750
                                                               ------------
                    Catalog/Specialty Distribution (0.3%)
   50,000           DM Management Co.* .....................        862,500
                                                               ------------
                    Clothing/Shoe/Accessory
                      Stores (0.7%)
   55,000           Ross Stores, Inc. ......................      2,172,500
                                                               ------------
                    Computer Hardware (1.2%)
  132,000           Zebra Technologies Corp.
                    (Class A)* .............................      3,960,000
                                                               ------------
                    Computer Software
                      & Services (2.5%)
   85,000           JetForm Corp. (Canada)* ................        993,437
  320,000           Wang Laboratories, Inc.* ...............      7,040,000
                                                               ------------
                                                                  8,033,437
                                                               ------------
                    Computers Software (0.6%)
  114,166           Timberline Software Corp. ..............      1,912,280
                                                               ------------
                    Consumer Electronics/
                      Appliances (1.8%)
  140,000           Harman International Industries,
                    Inc. ...................................      5,880,000
                                                               ------------
                    Containers/Packaging (1.6%)
  355,000           Gaylord Container Corp.
                      (Class A)* ...........................      2,329,687
   55,000           Liqui-Box Corp. ........................      2,818,750
                                                               ------------
                                                                  5,148,437
                                                               ------------
                    Diversified Commercial
                      Services (4.1%)
  145,000           Interim Services, Inc.* ................      3,081,250
1,137,500           TETRA Technologies, Inc.* ..............     10,450,781
                                                               ------------
                                                                 13,532,031
                                                               ------------

 NUMBER OF
   SHARES                                                          VALUE
---------------------------------------------------------------------------
                    Diversified Manufacturing (1.3%)
  270,300           Scott Technologies, Inc.* ..............   $  4,426,162
                                                               ------------
                    E.D.P. Services (1.9%)
  352,000           GP Strategies Corp.* ...................      6,072,000
                                                               ------------
                    Electronic Components (1.7%)
  200,000           DII Group, Inc.* .......................      5,650,000
                                                               ------------
                    Electronic Data Processing (1.3%)
  185,000           Integrated Process Equipment
                    Corp.* .................................      2,590,000
   85,000           SpeedFam International, Inc.* ..........      1,763,750
                                                               ------------
                                                                  4,353,750
                                                               ------------
                    Energy (0.4%)
1,080,820           Hurricane Hydrocarbons Ltd.
                      (Class A) (Canada)* ..................      1,182,147
                                                               ------------
                    Entertainment & Leisure (1.1%)
  430,000           Midway Games, Inc.* ....................      3,440,000
                                                               ------------
                    Finance Companies (3.2%)
  235,000           Bank United Corp. (Class A) ............      9,341,250
  100,000           Long Beach Financial Corp.* ............      1,050,000
                                                               ------------
                                                                 10,391,250
                                                               ------------
                    Industrial Machinery/
                      Components (0.8%)
  160,000           Gleason Corp. ..........................      2,710,000
                                                               ------------
                    Industrial Specialties (4.6%)
  250,000           AMETEK, Inc ............................      4,546,875
  225,000           Baldwin Technology Co., Inc.
                      (Class A)* ...........................      1,279,687
  278,000           Denison International PLC (ADR)
                      (United Kingdom)* ....................      3,753,000
  450,000           Farr Co.* ..............................      4,443,750
  100,000           Polymer Group, Inc.* ...................      1,031,250
                                                               ------------
                                                                 15,054,562
                                                               ------------
                    Insurance (5.9%)
  428,200           Chartwell Re Corp. .....................      9,955,650
  275,000           RenaissanceRe Holdings, Ltd.
                      (Bermuda) ............................      9,212,500
                                                               ------------
                                                                 19,168,150
                                                               ------------
                    Major Chemicals (1.1%)
  300,000           NL Industries, Inc. ....................      3,712,500
                                                               ------------
                    Medical Specialties (6.3%)
  225,300           CONMED Corp.* ..........................      7,378,575
  255,000           DENTSPLY International, Inc. ...........      6,980,625
  370,000           Sola International, Inc.* ..............      6,174,375
                                                               ------------
                                                                 20,533,575
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued

 NUMBER OF
   SHARES                                                       VALUE
------------------------------------------------------------------------
                    Medical/Nursing Services (2.2%)
201,000             Corvel Corp.* .......................   $  7,336,500
                                                            ------------
                    Metals Fabrications (0.4%)
123,900             Cyprus Amax Minerals Co. ............      1,184,794
                                                            ------------
                    Mid-Sized Banks (1.1%)
184,000             Pacific Bank, N.A. ..................      3,749,000
                                                            ------------
                    Newspapers (1.2%)
300,000             Hollinger International, Inc.
                      (Class A) .........................      3,937,500
                                                            ------------
                    Oil & Gas Production (3.0%)
200,000             Forest Oil Corp.* ...................      1,287,500
287,500             Petroglyph Energy, Inc.* ............        952,344
500,000             Snyder Oil Corp. ....................      5,687,500
100,000             St. Mary Land & Exploration Co.......      1,925,000
                                                            ------------
                                                               9,852,344
                                                            ------------
                    Other Transportation (0.9%)
320,000             RailWorks Corp.* ....................      2,800,000
                                                            ------------
                    Property -- Casualty Insurers (1.7%)
425,000             CNA Surety Corp. ....................      5,684,375
                                                            ------------
                    Real Estate Investment Trust (5.4%)
165,000             Bradley Real Estate, Inc. ...........      3,320,625
 45,000             Equity Office Properties Trust ......      1,147,500
 50,000             MeriStar Hospitality Corp. ..........        962,500
547,800             Mid-Atlantic Realty Trust ...........      5,786,138
 71,400             Parkway Properties, Inc. ............      2,262,488
210,000             Tanger Factory Outlet Centers,
                      Inc. ..............................      4,226,250
                                                            ------------
                                                              17,705,501
                                                            ------------
                    Rental/Leasing Companies (1.5%)
295,000             Willis Lease Finance Corp.* .........      4,904,375
                                                            ------------
                    Semiconductors (2.3%)
392,500             Exar Corp.* .........................      5,887,500
100,200             Unitrode Corp.* .....................      1,603,200
                                                            ------------
                                                               7,490,700
                                                            ------------
                    Services to the Health Industry (2.5%)
324,200             Morrison Health Care Inc. ...........      6,402,950
300,000             ProMedCo Management Co.* ............      1,650,000
                                                            ------------
                                                               8,052,950
                                                            ------------

 NUMBER OF
   SHARES                                                       VALUE
------------------------------------------------------------------------
                    Specialty Chemicals (0.5%)
140,000             Lawter International, Inc. ..........   $  1,487,500
                                                            ------------
                    Specialty Foods/Candy (2.5%)
166,000             J & J Snack Foods Corp.* ............      3,984,000
225,000             Lance, Inc. .........................      4,190,625
                                                            ------------
                                                               8,174,625
                                                            ------------
                    Specialty Steels (1.3%)
200,000             Oregon Steel Mills, Inc. ............      2,362,500
100,000             Quanex Corp. ........................      1,981,250
                                                            ------------
                                                               4,343,750
                                                            ------------
                    Steel/Iron Ore (1.5%)
116,700             Cleveland-Cliffs, Inc. ..............      4,770,113
                                                            ------------
                    Telecommunications (2.2%)
230,000             Asia Satellite Telecommunications
                    Holdings Ltd. (ADR)
                      (Hong Kong) .......................      3,881,250
 79,500             ECI Telecom Ltd. (Israel) ...........      3,448,313
                                                            ------------
                                                               7,329,563
                                                            ------------
                    Unregulated Power Generation (4.7%)
200,000             Calpine Corp.* ......................      7,400,000
550,000             USEC Inc. ...........................      7,975,000
                                                            ------------
                                                              15,375,000
                                                            ------------
                    Water Supply (1.0%)
115,000             American States Water Co. ...........      3,284,688
                                                            ------------
                    Wireless Communications (0.8%)
100,000             Western Wireless Corp.
                      (Class A)* ........................      2,606,250
                                                            ------------
                    TOTAL COMMON STOCKS
                      (Identified Cost $315,864,483).....    291,665,971
                                                            ------------


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------
                CONVERTIBLE BOND (1.0%)
                Semiconductors
$  4,000        Lam Research Corp. 5.00% due
                09/01/02 (Identified Cost
                  $3,332,500)............................      3,420,000
                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS January 31, 1999 (unaudited) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                    VALUE
----------------------------------------------------------------------
                SHORT-TERM INVESTMENTS (10.0%)
                U.S. GOVERNMENT AGENCIES (a) (9.8%)
$   17,000      Federal Home Loan Banks
                  4.62% due 02/01/99 ..................   $ 17,000,000
    15,000      Federal Home Loan Mortgage
                  Corp. 4.73% due 02/04/99 ............     14,994,088
                                                          ------------
                TOTAL U.S. GOVERNMENT AGENCIES
                  (Amortized Cost $31,994,088).........     31,994,088
                                                          ------------
                REPURCHASE AGREEMENT (0.2%)
       583      The Bank of New York 4.688%
                  due 02/01/99 (dated 01/29/99;
                  proceeds $583,434) (b)
                  (Identified Cost $583,206)...........        583,206
                                                          ------------
                TOTAL SHORT-TERM INVESTMENTS
                (Identified Cost $32,577,294)..........     32,577,294
                                                          ------------

TOTAL INVESTMENTS
(Identified Cost $351,774,277) (c).........   100.2%       327,663,265
LIABILITIES IN EXCESS OF OTHER
ASSETS ....................................    (0.2)          (634,493)
                                              -----       ------------
NET ASSETS ................................   100.0%      $327,028,772
                                              =====       ============

--------------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $586,517 U.S. Treasury Note 4.75% due 11/15/08 valued at $594,870.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $26,015,924 and the aggregate gross unrealized depreciation is $50,126,936, resulting in net unrealized depreciation of $24,111,012.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
January 31, 1999 (unaudited)

ASSETS :
Investments in securities, at value
  (identified cost $351,774,277) ...................................  $ 327,663,265
Receivable for :
   Investments sold ................................................      3,746,285
   Dividends  ......................................................        204,780
   Interest ........................................................         84,682
   Shares of beneficial interest sold ..............................         75,552
Deferred organizational expenses ...................................         98,255
Prepaid expenses and other assets  .................................         85,294
                                                                      -------------
   TOTAL ASSETS ....................................................    331,958,113
                                                                      -------------
LIABILITIES:
Payable for :
   Investments purchased ...........................................      3,027,581
   Shares of beneficial interest repurchased .......................      1,352,340
   Plan of distribution fee ........................................        281,713
   Investment management fee .......................................        215,568
Accrued expenses and other payables  ...............................         52,139
                                                                      -------------
   TOTAL LIABILITIES ...............................................      4,929,341
                                                                      -------------
   NET ASSETS ......................................................  $ 327,028,772
                                                                      =============
COMPOSITION OF NET ASSETS :
Paid-in-capital ....................................................  $ 349,772,568
Net unrealized depreciation  .......................................    (24,111,012)
Net investment loss ................................................       (496,508)
Accumulated undistributed net realized gain ........................      1,863,724
                                                                      -------------
   NET ASSETS ......................................................  $ 327,028,772
                                                                      =============
CLASS A SHARES:
Net Assets .........................................................     $6,634,229
Shares Outstanding (unlimited authorized, $.01 par value) ..........        658,957
   NET ASSET VALUE PER SHARE .......................................         $10.07
                                                                             ======
   MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ................         $10.63
                                                                             ======
CLASS B SHARES:
Net Assets .........................................................   $314,253,549
Shares Outstanding (unlimited authorized, $.01 par value)  .........     31,620,712
   NET ASSET VALUE PER SHARE .......................................          $9.94
                                                                              =====
CLASS C SHARES:
Net Assets .........................................................     $4,588,875
Shares Outstanding (unlimited authorized, $.01 par value) ..........        461,737
   NET ASSET VALUE PER SHARE .......................................          $9.94
                                                                              =====
CLASS D SHARES :
Net Assets .........................................................     $1,552,119
Shares Outstanding (unlimited authorized, $.01 par value) ..........        153,555
   NET ASSET VALUE PER SHARE .......................................         $10.11
                                                                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended January 31, 1999 (unaudited)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $12,244 foreign withholding tax) .........  $   1,943,680
Interest ...................................................        907,916
                                                              -------------
   TOTAL INCOME ............................................      2,851,596
                                                              -------------
EXPENSES
Plan of distribution fee (Class A shares) ..................          8,298
Plan of distribution fee (Class B shares) ..................      1,643,556
Plan of distribution fee (Class C shares) ..................         23,095
Investment management fee ..................................      1,278,665
Transfer agent fees and expenses ...........................        218,271
Registration fees ..........................................         59,559
Shareholder reports and notices ............................         36,344
Professional fees ..........................................         28,685
Custodian fees .............................................         21,682
Organizational expenses ....................................         18,060
Trustees' fees and expenses ................................          6,449
Other ......................................................          5,440
                                                              -------------
   TOTAL EXPENSES ..........................................      3,348,104
                                                              -------------
   NET INVESTMENT LOSS .....................................       (496,508)
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain ..........................................      3,389,663
Net change in unrealized depreciation ......................    (17,582,582)
                                                              -------------
   NET LOSS ................................................    (14,192,919)
                                                              -------------
NET DECREASE ...............................................  $ (14,689,427)
                                                              =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE SIX      FOR THE YEAR
                                                          MONTHS ENDED          ENDED
                                                        JANUARY 31, 1999    JULY 31, 1998
------------------------------------------------------------------------------------------
                                                           (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................   $    (496,508)    $  (1,300,344)
Net realized gain ....................................       3,389,663        46,595,280
Net change in unrealized depreciation ................     (17,582,582)      (43,285,803)
                                                         -------------     -------------
   NET INCREASE (DECREASE) ...........................     (14,689,427)        2,009,133
                                                         -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
REALIZED GAIN:
Class A shares .......................................        (748,492)          (36,472)
Class B shares .......................................     (36,928,990)      (20,393,805)
Class C shares .......................................        (560,902)          (18,182)
Class D shares .......................................         (64,041)           (1,549)
                                                         -------------     -------------
   TOTAL DISTRIBUTIONS ...............................     (38,302,425)      (20,450,008)
                                                         -------------     -------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................      (6,354,105)      124,497,217
                                                         -------------     -------------
   NET INCREASE (DECREASE) ...........................     (59,345,957)      106,056,342
NET ASSETS:
Beginning of period ..................................     386,374,729       280,318,387
                                                         -------------     -------------
  END OF PERIOD
   (Including an undistributed net investment loss of
   $496,508 and $0, respectively) ....................   $ 327,028,772     $ 386,374,729
                                                         =============     =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Special Value Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in domestic equity securities of small capitalization companies. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued


parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of $179,229 which was reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor (1) for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued


redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $14,298,483 at January 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the the six months ended January 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $528,404 and $4,440, respectively and received $12,540 in front-end sales from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1999 aggregated $126,920,570 and $163,315,133, respectively.

For the six months ended January 31, 1999, the Fund incurred brokerage commissions of $70,780 with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 1999, the Fund incurred brokerage commissions of $31,515 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $10,000.

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1999 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                    FOR THE YEAR
                                                        MONTHS ENDED                       ENDED
                                                      JANUARY 31, 1999                 JULY 31, 1998+
                                               ------------------------------- ------------------------------
                                                         (unaudited)
                                                    SHARES          AMOUNT         SHARES          AMOUNT
                                               --------------- --------------- -------------- ---------------
CLASS A SHARES
Sold .......................................         173,281    $   1,806,440       699,033    $   8,650,697
Reinvestment of distributions ..............          75,716          743,536         3,096           36,472
Redeemed ...................................        (212,080)      (2,186,314)      (80,917)      (1,024,723)
                                                    --------    -------------       -------    -------------
Net increase -- Class A ....................          36,917          363,662       621,212        7,662,446
                                                    --------    -------------       -------    -------------
CLASS B SHARES
Sold .......................................       2,488,596       26,249,024    12,864,278      157,244,896
Reinvestment of distributions ..............       3,522,840       34,206,767     1,627,397       19,105,644
Redeemed ...................................      (6,573,354)     (67,997,695)   (5,266,075)     (65,987,673)
                                                  ----------    -------------    ----------    -------------
Net increase (decrease) -- Class B .........        (561,918)      (7,541,904)    9,225,600      110,362,867
                                                  ----------    -------------    ----------    -------------
CLASS C SHARES
Sold .......................................         107,842        1,126,850       454,511        5,568,035
Reinvestment of distributions ..............          56,098          544,708         1,549           18,182
Redeemed ...................................        (110,227)      (1,099,821)      (48,901)        (614,455)
                                                  ----------    -------------    ----------    -------------
Net increase -- Class C ....................          53,713          571,737       407,159        4,971,762
                                                  ----------    -------------    ----------    -------------
CLASS D SHARES
Sold .......................................         101,220          988,761       123,097        1,504,096
Reinvestment of distributions ..............             832            8,206           131            1,549
Redeemed ...................................         (72,122)        (744,567)         (431)          (5,503)
                                                  ----------    -------------    ----------    -------------
Net increase -- Class D ....................          29,930          252,400       122,797        1,500,142
                                                  ----------    -------------    ----------    -------------
Net increase (decrease) in Fund ............        (441,358)   $  (6,354,105)   10,376,768    $ 124,497,217
                                                  ==========    =============    ==========    =============

---------------
+ For the period March 28, 1997 through December 15, 1997, the Fund suspended the offering of its shares to new investors. The Fund intends to suspend the offering of its shares to new investors from time to time as may be determined by the Investment Manager.


6. FEDERAL INCOME TAX STATUS

As of July 31, 1998, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                      FOR THE PERIOD
                                                               FOR THE SIX         FOR THE YEAR      OCTOBER 29, 1996*
                                                              MONTHS ENDED            ENDED               THROUGH
                                                            JANUARY 31, 1999      JULY 31, 1998       JULY 31, 1997**
----------------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS B SHARES ++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $11.59                $12.21               $10.00
                                                                ------                ------               ------
Income (loss) from investment operations:
 Net investment loss ...................................         (0.02)                (0.05)                  --
 Net realized and unrealized gain (loss) ...............         (0.40)                 0.31                 2.24
                                                                ------                ------               ------
Total income (loss) from investment operations .........         (0.42)                 0.26                 2.24
                                                                ------                ------               ------
Less dividends and distributions from:
 Net investment income .................................            --                    --                (0.01)
 Net realized gain .....................................         (1.23)                (0.88)               (0.02)
                                                                ------                ------               ------
Total dividends and distributions ......................         (1.23)                (0.88)               (0.03)
                                                                ------                ------               ------
Net asset value, end of period .........................        $ 9.94                $11.59               $12.21
                                                                ======                ======               ======
TOTAL RETURN+ ..........................................         (3.35)%(1)             2.02%               22.41%(1)

RATIOS TO AVERAGE NET ASSETS :
Expenses ...............................................          1.98%(2)(3)           1.94%                2.01%(2)
Net investment loss ....................................         (0.31)%(2)(3)         (0.36)%              (0.03)%(2)

SUPPLEMENTAL DATA :
Net assets, end of period, in thousands ................      $314,254              $372,933             $280,288
Portfolio turnover rate ................................            41%(1)               123%                  57%(1)

-------------
*     Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, continued

                                                                                                   FOR THE PERIOD
                                                               FOR THE SIX        FOR THE YEAR     JULY 28, 1997*
                                                              MONTHS ENDED           ENDED            THROUGH
                                                            JANUARY 31, 1999     JULY 31, 1998     JULY 31, 1997
-----------------------------------------------------------------------------------------------------------------
                                                               (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $11.68              $12.21            $12.10
                                                                 ------              ------            ------
Income (loss) from investment operations:
 Net investment income .................................           0.02                0.03                --
 Net realized and unrealized gain (loss) ...............          (0.40)               0.32              0.11
                                                                 ------              ------            ------
Total income (loss) from investment operations..........          (0.38)               0.35              0.11
                                                                 ------              ------            ------
Less distributions from net realized gain ..............          (1.23)              (0.88)               --
                                                                 ------              ------            ------
Net asset value, end of period .........................         $10.07              $11.68            $12.21
                                                                 ======              ======            ======
TOTAL RETURN+ ..........................................          (2.96)%(1)           2.79%             0.91%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           1.23%(2)(3)         1.20%             1.20%(2)
Net investment income ..................................           0.44%(2)(3)         0.25%             2.27%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $6,634              $7,265               $10
Portfolio turnover rate ................................             41%(1)             123%               57%(1)

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................         $11.59              $12.21            $12.10
                                                                 ------              ------            ------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.02)              (0.06)               --
 Net realized and unrealized gain (loss) ...............          (0.40)               0.32              0.11
                                                                 ------              ------            ------
Total income (loss) from investment operations..........          (0.42)               0.26              0.11
                                                                 ------              ------            ------
Less distributions from net realized gain ..............          (1.23)              (0.88)               --
                                                                 ------              ------            ------
Net asset value, end of period .........................         $ 9.94              $11.59            $12.21
                                                                 ======              ======            ======
TOTAL RETURN+ ..........................................          (3.35)%(1)           2.02%             0.91%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................           1.98%(2)(3)         1.95%             1.94%(2)
Net investment income (loss) ...........................          (0.31)%(2)(3)       (0.50)%            1.49%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................         $4,589              $4,728               $11
Portfolio turnover rate ................................             41%(1)             123%               57%(1)

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER SPECIAL VALUE FUND
FINANCIAL HIGHLIGHTS, continued

                                                                                                     FOR THE PERIOD
                                                                FOR THE SIX         FOR THE YEAR     JULY 28, 1997*
                                                               MONTHS ENDED            ENDED             THROUGH
                                                             JANUARY 31, 1999      JULY 31, 1998      JULY 31, 1997
--------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................          $11.71               $12.21            $12.10
                                                                  ------               ------            ------
Income (loss) from investment operations:
 Net investment income .................................            0.04                 0.06                --
 Net realized and unrealized gain (loss) ...............           (0.41)                0.32              0.11
                                                                  ------               ------            ------
Total income (loss) from investment operations .........           (0.37)                0.38              0.11
                                                                  ------               ------            ------
Less distributions from net realized gain ..............           (1.23)               (0.88)               --
                                                                  ------               ------            ------
Net asset value, end of period .........................          $10.11               $11.71            $12.21
                                                                  ======               ======            ======
TOTAL RETURN+ ..........................................           (2.87)%(1)            3.04%             0.91%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            0.98%(2)(3)          0.94%             0.94%(2)
Net investment income ..................................            0.69%(2)(3)          0.50%             2.53%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................          $1,552               $1,448               $10
Portfolio turnover rate ................................              41%(1)              123%               57%(1)

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

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













































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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jenny Beth Jones
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
SPECIAL VALUE FUND


[Graphic]



SEMIANNUAL REPORT
JANUARY 31, 1999